Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Women's Leadership ETF	Nov. 29, 2024
Fidelity Women's Leadership ETF | Return Before Taxes
Average Annual Return:
Past 1 year	22.79%
Since Inception	1.74%	[1]
Fidelity Women's Leadership ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.53%
Since Inception	1.55%	[1]
Fidelity Women's Leadership ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.64%
Since Inception	1.31%	[1]
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	4.73%
IXYIK
Average Annual Return:
Past 1 year	18.79%
Since Inception	0.29%

[1]	A From June 15, 2021 .